T. ROWE PRICE Target 2020 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 58.3%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  76,470 16,314 11,742 15,039,544 79,258
New Income Fund  58,268 11,592 7,612 6,421,896 59,659
International Bond Fund (USD
Hedged)  19,819 4,298 2,657 2,116,565 20,467
Dynamic Global Bond Fund  13,731 3,886 1,904 1,564,528 15,051
Emerging Markets Bond Fund  14,533 3,388 1,995 1,421,052 13,941
High Yield Fund  13,280 2,461 2,233 2,028,645 12,923
Floating Rate Fund  7,118 2,672 1,010 919,776 8,701
U.S. Treasury Long-Term Index
Fund  5,583 2,424 1,100 639,010 7,048
Total Bond Mutual Funds (Cost $217,235) 217,048
EQUITY MUTUAL FUNDS 39.3%
T. Rowe Price Funds:
Value Fund  25,797 6,691 3,733 580,828 26,155
Equity Index 500 Fund  28,761 4,150 6,739 213,195 24,567
Growth Stock Fund (2) 22,976 6,634 4,773 236,138 21,243
International Value Equity Fund  13,249 2,071 1,829 822,766 12,448
Overseas Stock Fund  12,222 1,820 1,697 900,727 11,304
International Stock Fund  11,493 2,252 1,555 539,390 9,984
Mid-Cap Value Fund  6,628 1,363 950 193,269 6,560
Mid-Cap Growth Fund (2) 6,116 1,608 1,089 54,644 5,641
Real Assets Fund  4,359 650 629 294,344 4,400
Emerging Markets Discovery
Stock Fund  2,413 2,946 472 305,147 4,303
Emerging Markets Stock Fund  6,430 1,216 1,633 101,777 4,292
Small-Cap Value Fund  4,113 799 629 68,462 3,947
Small-Cap Stock Fund  4,230 827 719 60,158 3,765
New Horizons Fund (2) 3,263 903 520 43,460 2,773
U.S. Large-Cap Core Fund  1,916 1,192 313 79,574 2,618
U.S. Equity Research Fund  – 2,440 78 54,513 2,270
Total Equity Mutual Funds (Cost $106,439) 146,270
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 3,181 3,144 372 37
Total Other Mutual Funds (Cost $37) 37

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 12,197 12,960 16,118 9,039,135 9,039
Total Short-Term Investments (Cost $9,039) 9,039
Total Investments in Securities 100.0%
(Cost $332,750) $ 372,394
Other Assets Less Liabilities (0.0)% (144)
Net Assets 100.0% $ 372,250
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments
.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 150 $ (662) $ 328
Emerging Markets Bond Fund  (106) (1,985) 546
Emerging Markets Discovery Stock Fund  57 (584) 81
Emerging Markets Stock Fund  479 (1,721) 109
Equity Index 500 Fund  3,090 (1,605) 315
Floating Rate Fund  (19) (79) 264
Growth Stock Fund  2,605 (3,594) —
High Yield Fund  (19) (585) 598
International Bond Fund (USD Hedged)  230 (993) 326
International Stock Fund  718 (2,206) 184
International Value Equity Fund  124 (1,043) 416
Limited Duration Inflation Focused Bond Fund  659 (1,784) 3,271
Mid-Cap Growth Fund  743 (994) —
Mid-Cap Value Fund  574 (481) 105
New Horizons Fund  565 (873) —
New Income Fund  514 (2,589) 869
Overseas Stock Fund  178 (1,041) 297
Real Assets Fund  38 20 117
Small-Cap Stock Fund  371 (573) 17
Small-Cap Value Fund  309 (336) 42
Transition Fund  2 — —
U.S. Equity Research Fund  22 (92) 8
U.S. Large-Cap Core Fund  157 (177) 23
U.S. Treasury Long-Term Index Fund  (258) 141 95
Value Fund  2,836 (2,600) 352
U.S. Treasury Money Fund, 0.14% — — 7
Totals $ 14,019# $ (26,436) $ 8,370+
# Capital gain distributions from mutual funds represented $10,116 of the net realized gain (loss).
+ Investment income comprised $8,370 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2020 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Target 2020 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F185-054Q3 02/22